Fair Value Measurement - Schedule of Effect Adverse Change in Derivative Assets and Liabilities (Details) - Guarantee Derivative Assets or Liabilities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Weighted average cumulative loss rates	7.40%	7.80%
Increase by 10%	¥ 544,318	¥ 443,526
Decrease by 10%	¥ (544,318)	¥ (443,526)